Debt Instruments Eligible as Capital	12 Months Ended
Dec. 31, 2025
Debt Instruments Eligible As Capital
Debt Instruments Eligible as Capital

19.	Debt Instruments Eligible as Capital

The details of the balance for “Debt Instruments Eligible as Capital,” associated with the issuance of instruments to constitute Tier 1 and Tier 2 of the regulatory capital as part of the Capital Optimization Plan, are as follows:

Thousand of Reais	Issuance	Maturity	Value (in millions)	Interest Rate (p.a.)	2025	2024
Financial Bills - Tier II (2)	Nov-21	Nov-31	R$5,300	CDI+2%	9,321,771	7,995,673
Financial Bills - Tier II (2)	Dec-21	Dec-31	R$200	CDI+2%	351,467	301,468
Financial Bills - Tier II (2)	Oct-23	Oct-33	R$6,000	CDI+1.6%	8,070,433	6,949,991
Financial Bills - Tier I (2)	Sep-24	No Term (Perpetual)	R$7,600	CDI+1,4%	7,982,784	7,890,652
Financial Bills - Tier I	Dec-25	Dec-35	R$2,363	CDI+0,65%	2,387,482	-
Total					28,113,937	23,137,784
(1)	Financial Letters issued in November 2021, November 2024 and December 2025 have a redemption and repurchase option.
(2)	Financial Letters issued in September 2024 have a redemption and repurchase option, and have interest paid semi-annually, starting on March 5, 2025.

	2025	2024	2023
Balances at the beginning of the fiscal year	23,137,784	19,626,967	19,641,408
Issuance	2,362,800	7,600,200	6,000,000
Interest payment Tier I (1)	1,162,752	786,823	461,186
Interest payment Tier II (1)	2,521,221	1,736,383	1,464,586
Exchange differences / Others	-	1,051,377	(614,496)
Payments of interest - Tier I and II	(1,070,620)	(132,243)	(713,974)
Repurchase	-	(7,531,723)	(6,507,953)
Balance at the end of the fiscal year	28,113,937	23,137,784	19,626,967
(1)	Interest remuneration related to Tier 1 and Tier 2 Debt Instruments Eligible as Capital was recorded in the period’s results as “Interest and Similar Expenses” (Note 32).

The Notes possess the following characteristics in common:

(a) The bills may be repurchased or redeemed by Banco Santander after the 5th (fifth) anniversary counted from the date of issue of the bills, at the Bank's sole discretion or due to changes in the tax legislation applicable to the bills; or at any time, due to the occurrence of certain regulatory events.